BERGER/BIAM INTERNATIONAL PORTFOLIO
SEMI-ANNUAL REPORT
JULY 31, 1997



TABLE OF CONTENTS

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements

BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited)
July 31, 1997


----------------------------------------------------------------------------------------------------
Country/Shares          Company                  Industry                           Market Value
----------------------------------------------------------------------------------------------------
                                       COMMON STOCK - 89.9%


AUSTRALIA - 6.7 %
   106,970     Broken Hill Proprietary            Resources                          $       1,455,643
   208,600     National Australia Bank            Financials                                 3,041,452
   327,530     News Corporation                   Media                                      1,493,370
   135,150     Western Mining                     Resources                                    785,052
                                                                                           -----------
                                                                                             6,775,517
                                                                                           -----------

FINLAND - .5%
    19,800     Upm Kymmene                        Paper, Packaging & Printing                  480,435
                                                                                           -----------
FRANCE - 2.1%
     3,230     Elf Aquitaine                      Utilities                                    367,527
    15,400     Michelin                           Auto Goods                                   955,955
     8,180     Total Co. Francaise Petrole 'B'    Utilities                                    818,862
                                                                                           -----------
                                                                                             2,142,344
                                                                                           -----------
GERMANY -6.4%
    33,645     Hoechst                            Healthcare                                 1,576,838
     4,477     Mannesmann                         Electrical/Engineering                     2,086,083
    15,490     Siemens                            Electrical/Engineering                     1,076,973
    29,740     Veba                               Utilities                                  1,725,532
                                                                                           -----------
                                                                                             6,465,426
                                                                                           -----------
GREAT BRITAIN - 29.8%
   290,340     BAT Industries                     Tobacco/Financial Services                 2,452,660
   122,950     Barclays Bank                      Financials                                 2,591,522
   323,500     BTR                                Conglomerates                              1,005,557
   103,000     Cable & Wireless                   Telecommunications                         1,037,358
   105,750     Cadbury Schweppes                  Food Manufacturing                         1,022,557
    61,400     EMI Group - Class B                Leisure & Entertainment                      110,786
    93,420     EMI Group                          Leisure & Entertainment                      856,594
   203,350     General Electric Co.               Electrical/Engineering                     1,174,114
    83,300     Glaxo Wellcome                     Healthcare                                 1,763,983
   126,200     Granada Group                      Leisure & Entertainment                    1,738,849
   112,700     Grand Metropolitan                 Retailer/Consumer Goods                    1,106,398
    66,400     Kingfisher                         Retailer/Consumer Goods                      784,195
   158,900     Ladbroke Group                     Leisure & Entertainment                      643,790
   213,100     Lloyds TSB Group                   Financials                                 2,355,953
    41,800     Premier Farnell                    Distributor of Components                    351,736
   146,080     Prudential                         Insurance                                  1,399,352
   178,050     Safeway                            Retailer/Consumer Goods                    1,125,874
   126,400     Scottish Power                     Utilities                                    893,609
   250,350     Shell Transport & Trading Company  Utilities                                  1,852,027
    87,841     Siebe                              Electrical/Engineering                     1,584,941
   130,900     TI Group                           Electrical/Engineering                     1,168,051
   200,500     Vodafone Group                     Telecommunications                         1,012,951
    58,575     Zeneca Group                       Healthcare                                 1,945,632
                                                                                           -----------
                                                                                            29,978,489
                                                                                           -----------


                                                  2


HONG KONG - 1.6%
    45,000     HSBC Holdings                      Financials                         $       1,569,463
                                                                                           -----------
INDONESIA - 2.6%
   256,000     Gudang Garam                       Tobacco                                      966,730
   304,000     HM Sampoerna                       Tobacco                                    1,063,709
   409,000     Telekomunikasi                     Telecommunications                           625,621
                                                                                           -----------
                                                                                             2,656,060
                                                                                           -----------
IRELAND - 1.2%
    47,230     Allied Irish Banks                 Financials                                   436,610
   257,100     Smurfit (Jefferson) Group          Paper, Packaging & Printing                  778,515
                                                                                           -----------
                                                                                             1,215,125
                                                                                           -----------
ITALY - 1.4%
    42,206     ENI SPA ITL                        Utilities                                    246,215
   189,380     Telecom Italia                     Telecommunications                         1,201,188
                                                                                           -----------
                                                                                             1,447,403
                                                                                           -----------
JAPAN - 6.9%
    94,000     Canon                              Retailer/Consumer Goods                    2,998,354
    33,000     Honda Motor                        Engineering/Vehicles                       1,102,738
    37,000     Kao Corporation                    Household Goods                              555,757
     4,000     Murata Manufacturing               Electronic & Electrical Equipment            188,009
     4,000     Rohm Company                       Electronic & Electrical Equipment            523,185
    20,000     Shiseido                           Retailers General                            332,475
     7,000     Sony Corporation                   Electronic & Electrical Equipment            697,017
    20,000     Takeda Chemical                    Pharmaceuticals                              605,882
                                                                                           -----------
                                                                                             7,003,417
                                                                                           -----------
MALAYSIA - 2.7%
   103,000     Hume Industries                    Infrastructure/Property                      390,818
   203,000     RHB Capital                        Financials                                   550,730
   304,400     Sime Darby                         Conglomerates                                958,649
   118,000     United Engineers                   Infrastructure/Property                      823,828
                                                                                           -----------
                                                                                             2,724,025
                                                                                           -----------
MEXICO - .6%
   203,670     Grupo Financiero Banamex - Class B Financials                                   626,857
                                                                                           -----------
NETHERLANDS - 9.0%
    87,430     ABN Amro Holdings                  Financials                                 2,051,280
    86,600     Elsevier                           Media                                      1,522,811
    47,852     ING Groep                          Financials                                 2,323,785
    28,005     KON PTT Nederland                  Telecommunications                         1,146,806
     6,250     Nutricia Ver Bedrijven             Food Manufacturing                         1,059,883
    16,800     Royal Dutch Petroleum              Utilities                                    939,673
                                                                                           -----------
                                                                                             9,044,238
                                                                                           -----------
PHILIPPINES - .4%
   208,370     San Miguel - Class B               Food & Drinks                                444,554
                                                                                           -----------
SINGAPORE - 5.2%
   165,000     City Development                   Infrastructure/Property                    1,402,584
   148,412     Development Bank of Singapore      Financials                                 1,927,691
    94,600     Fraser and Neave                   Food & Drinks                                643,319
    68,100     Singapore Press Holdings           Media                                      1,292,071
                                                                                           -----------
                                                                                             5,265,665
                                                                                           -----------
SPAIN - .9%
    32,380     Banco De Santander                 Financials                                   902,506
                                                                                           -----------
SWITZERLAND - 11.2%
     1,404     Alusuisse Lonza Holdings           Conglomerates                              1,273,417
     1,272     Nestle                             Food Manufacturing                         1,610,137
     2,941     Novartis                           Healthcare                                 4,709,601
       161     Roche Holdings                     Healthcare                                 1,553,183
     1,507     Schw Ruckverischer                 Insurance                                  2,185,945
                                                                                           -----------
                                                                                            11,332,283
                                                                                           -----------


                                                  3


THAILAND - .7%
    97,100     Bangkok Bank                       Financials                         $         747,851
                                                                                           -----------
               TOTAL COMMON STOCK (Cost $82,021,134)                                        90,821,658
                                                                                           -----------

               U.S. GOVERNMENT OBLIGATIONS - 4.9%
$5,000,000     U.S. Treasury Bills due 8/21/97 (Amortized cost $4,986,444)                   4,986,444
                                                                                           -----------

               REPURCHASE AGREEMENT - 3.2%
               Repurchase agreement with State Street Bank, 4.25%, dated
               July 31, 1997, to be purchased at $3,252,384 on August 1, 1997, collateralized by U.S. Treasury Notes, 6.125% - March 31, 1998,
               with a value of $3,332,069 (Amortized cost $3,252,000)                        3,252,000
                                                                                           -----------

Total Investments (Cost $90,259,578*) - 98.0%                                               99,060,102
Other Assets, Less Liabilities - 2.0%                                                        1,980,340
                                                                                           -----------

Net Assets - 100%                                                                    $     101,040,442
                                                                                           -----------
                                                                                           -----------
*Also represents cost for Federal income tax purposes.




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Assets and Liabilities (Unaudited)
July 31, 1997


----------------------------------------------------------------------------------
ASSETS
Investments at value (cost $90,259,578)                           $   99,060,102
Cash                                                                         668
Foreign currency at value (cost $1,725,044)                            1,717,907
Net unrealized appreciation on open forward currency contracts           694,343
Receivables:
     Beneficial interests sold                                               527
     Interest and dividends                                              254,070
     Investment securities sold                                        2,330,182
----------------------------------------------------------------------------------
     Total Assets                                                    104,057,799
----------------------------------------------------------------------------------

LIABILITIES
Payables:
     Investment securities purchased                                   3,017,357
----------------------------------------------------------------------------------
     Total Liabilities                                                 3,017,357
----------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS          $  101,040,442
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Operations (Unaudited)
For the Period From October 11, 1996 (commencement of investment operations) to July 31, 1997


----------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of $120,766 foreign withholding taxes)       $      975,005
Interest                                                                 106,243
----------------------------------------------------------------------------------
     Total Investment Income                                           1,081,248
----------------------------------------------------------------------------------

EXPENSES:
Investment advisory fee (Note 2)                                         396,476
Accounting services                                                       49,136
Trustees' fees and expenses (Note 2)                                      36,109
Custody fees                                                               8,752
Legal fees                                                                 2,490
Postage, printing and reports                                              5,470
Insurance and bonds                                                        3,750
Miscellaneous                                                                516
----------------------------------------------------------------------------------
     Total Expenses                                                      502,699
     Less earnings credits                                               (57,888)
     Less expenses reimbursed by Advisor (Note 2)                        (62,850)
----------------------------------------------------------------------------------
     Expenses - Net                                                      381,961
----------------------------------------------------------------------------------
     Net Investment Income (Loss)                                        699,287
----------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON
     Investment transactions                                             306,369
     Foreign currency transactions                                       622,104
----------------------------------------------------------------------------------
     Net Realized Gain (Loss)                                            928,473

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     Investments                                                       8,233,848
     Foreign currency contracts and translations                         711,630
----------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation (Depreciation)              8,945,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   10,573,238
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
For the Period From October 11, 1996 (commencement of investment operations) to July 31, 1997

---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                               $       699,287
Net realized gain (loss) on investments and foreign currency transactions          928,473
Net change in unrealized appreciation (depreciation) of investments
     and foreign currency transactions                                           8,945,478
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                           10,573,238
---------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO INVESTORS':
Net investment income                                                                    0
Net realized gain                                                                        0
---------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Investors'                              0
---------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                                  102,382,686
Withdrawals                                                                    (11,915,482)
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Investors' Transactions              90,467,204
---------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                              101,040,442
Net Assets:
     Beginning of period                                                                 0
---------------------------------------------------------------------------------------------
     End of period                                                         $   101,040,442
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA (UNAUDITED)
For the period from October 11, 1996 (commencement of investment operations) to July 31, 1997


Ratios to Average Net Assets**:
     Gross Expenses*                                                         1.14%
     Net Expenses*                                                           0.87%
     Net Investment Income                                                   1.59%
Portfolio Turnover***                                                          18%
Average Commission Rate                                                    $.0235




* NET EXPENSES REFLECT THE PORTFOLIO'S GROSS (TOTAL) EXPENSES, REDUCED BY FEES OFFSET BY EARNINGS CREDITS, FEE WAIVERS AND EXPENSE REIMBURSEMENTS.
**  ANNUALIZED.
*** BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, IS NOT
    REPRESENTATIVE OF A FULL YEAR.




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited)
July 31, 1997


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
    The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust") , which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the investment advisor of the Portfolio ("BBOI"). The Portfolio commenced investment operations on October 11, 1996 ("Commencement of Investment Operations") with the sale of 448,161 shares of beneficial interest to the International Equity Fund, formerly known as the Berger/BIAM International Institutional Fund, in exchange for portfolio assets with an aggregate value of $4,481,609 which were transferred from the Pooled Trust of Citizens Bank of New Hampshire ("Citizens NH") to the International Equity Fund and, in turn, transferred to the Portfolio. Such transaction was a tax-free exchange. Citizens NH is an affiliate of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which was the investment sub-advisor to the Pooled Trust and is the investment sub-advisor to the Portfolio.

    The Portfolio is advised by BBOI, which has delegated daily portfolio management of the Portfolio to BIAM. Berger Associates, Inc. ("Berger") and BIAM each own 50% of BBOI.

SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
    The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on foreign exchanges, national exchanges and the Nasdaq Stock market are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

    Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

FEDERAL INCOME TAXES
    The Portfolio intends to be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.

SECURITY GAINS AND LOSSES
    Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
    Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

USE OF ESTIMATES
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FORWARD CURRENCY CONTRACTS
    The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

2.  AGREEMENTS

    BBOI renders investment advisory services to the Portfolio pursuant to an agreement which provides for an investment advisory fee to be paid to BBOI at the annual rate of .90 of 1% of the Portfolio's average daily net assets. Until at least April 30, 1998, BBOI has agreed voluntarily to waive its advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year (including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. BBOI is also responsible for providing for or arranging for all managerial and administrative
services necessary for the operations of the Portfolio.   BBOI has delegated the
daily portfolio management of the Portfolio to BIAM. For such services, BBOI pays BIAM a sub-advisory fee equal to .45% of the average daily net assets of the Portfolio. Such sub-advisory fee has been voluntarily waived by BIAM from the Commencement of Operations through July 31, 1997, except for the amount payable on the Citizens NH converted assets.

    Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Portfolio, including calculating the net asset value of the Portfolio, and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, IFTC has been appointed to serve as the Portfolio's custodian and transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays a fee directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses. IFTC's fees for custody, recordkeeping and pricing, or transfer agency services are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by IFTC as custodian or by credits received from directed brokerage transactions. For the period from Commencement of Operations through July 31, 1997, the Fund received $57,888 in earnings and brokerage credits which offset the fees payable to IFTC for services rendered.

    Certain officers and trustees of the Trust are officers and directors of the Advisor or BIAM. Trustees who are not affiliated with the Advisor or BIAM are compensated for their services according to a fee schedule, allocated among the Berger Funds and Berger/BIAM Portfolio, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and, therefore, indirectly to each fund. Trustees' fees and expenses during the period from commencement of operations through July 31, 1997, totaled $36,109.

3.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES
    Purchases and sales of investment securities (excluding short-term securities) during the period from Commencement of Investment Operations to July 31, 1997 were as follows:

                   Purchase of                        Sales of
              Investment Securities              Investment Securities
              ---------------------              ---------------------
                 $   89,505,618                       $   7,790,854


    There were no purchases or sales of long-term U.S. Government securities during the period.

    At July 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities held was as follows:

                   Appreciation        Depreciation             Net
                   ------------        ------------        -------------
                   $ 11,187,925        $  2,387,401        $  8,800,524



4.  CHANGE OF FISCAL YEAR

    Effective April 11, 1997, the trustees of the Trust changed the fiscal year end of the Portfolio from July 31 to September 30.

                    TRUSTEES OF BERGER/BIAM WORLDWIDE FUNDS TRUST

                      MICHAEL OWEN, CHAIRMAN * DENNIS E. BALDWIN
        WILLIAM M.B. BERGER * LOUIS R. BINDNER, P.E. * KATHERINE A. CATTANACH
       LUCY BLACK CREIGHTON * DENIS CURRAN * PAUL R. KNAPP * GERARD M. LAVIN *
                       HARRY T. LEWIS, JR. * WILLIAM SINCLAIRE


                                      OFFICERS:


                                   GERARD M. LAVIN
                                President of the Trust

                                   CRAIG D. CLOYED
                             Vice President of the Trust

                                     KEVIN R. FAY
                 Vice President, Secretary and Treasurer of the Trust

                                   JANICE M. TEAGUE
                           Assistant Secretary of the Trust

                                   DAVID J. SCHULTZ
                           Assistant Treasurer of the Trust

                                  INVESTMENT ADVISOR
                                  BBOI Worldwide LLC
                                    P.O. Box 5005
                                Denver, Colorado 80217
                           1-303-329-0200 or 1-800-333-1001


                                  THE BERGER FUNDS
                 Together we can move mountains...the world over.-TM-

                           -C-1997 Berger Associates, Inc.